Note to Consolidated Statements of Cash flows - Summary Of Net Increase in cash and cash equivalents (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Net decrease in cash and cash equivalents [Line Items]
Cash and cash equivalents at the end of the year	¥ 18,480,096	¥ 29,537,511	¥ 26,496,310
Less: Cash and cash equivalents at the beginning of the year	(29,537,511)	(26,496,310)	(23,785,651)
Net increase/(decrease) in cash and cash equivalents	¥ (11,057,415)	¥ 3,041,201	¥ 2,710,659